Trade receivables, Summary (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade receivables [Abstract]
Total trade receivables	$ 368,690	$ 325,358
Contract assets	128,799	96,023
Allowance for doubtful accounts	(25,975)	(20,294)	$ (21,218)
Trade receivables, net	471,514	401,087
Maritime [Member] | Offshore Vessels [Member]
Trade receivables [Abstract]
Total trade receivables	166,703	187,742
Maritime [Member] | Parcel Tankers [Member]
Trade receivables [Abstract]
Total trade receivables	12,604	10,071
Maritime [Member] | Bulk Carrier [Member]
Trade receivables [Abstract]
Total trade receivables	33,896	0
Maritime [Member] | Shipping Agencies [Member]
Trade receivables [Abstract]
Total trade receivables	26,904	7,839
Maritime Infrastructure [Member]
Trade receivables [Abstract]
Total trade receivables	56,343	59,942
Ports, Terminals and Logistics [Member] | Port Services [Member]
Trade receivables [Abstract]
Total trade receivables	100	889
Ports, Terminals and Logistics [Member] | Commercial Leases [Member]
Trade receivables [Abstract]
Total trade receivables	0	66
Ports, Terminals and Logistics [Member] | Repair of Containers [Member]
Trade receivables [Abstract]
Total trade receivables	9,970	20,705
Ports, Terminals and Logistics [Member] | Automotive Services [Member]
Trade receivables [Abstract]
Total trade receivables	795	1,277
Warehousing and Other Businesses [Member] | Warehousing [Member]
Trade receivables [Abstract]
Total trade receivables	60,040	35,560
Warehousing and Other Businesses [Member] | Other Businesses [Member]
Trade receivables [Abstract]
Total trade receivables	$ 1,335	$ 1,267